Contingent liabilities, contractual commitments and guarantees	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

30	Contingent liabilities, contractual commitments, guarantees and contingent assets

	2022	2021
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	5,327	11,054
– performance and other guarantees	17,136	15,833
– other contingent liabilities	353	367
At 31 Dec	22,816	27,254
Commitments:[1]
– documentary credits and short-term trade-related transactions	2,317	1,928
– forward asset purchases and forward deposits placed	33,684	30,005
– standby facilities, credit lines and other commitments to lend	91,912	87,543
At 31 Dec	127,913	119,476
1    Includes £126,457m of commitments (2021: £115,695m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
The above table discloses the nominal principal amounts, which represent the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements.
UK branches of HSBC overseas entities
In December 2017, HM Revenue & Customs (‘HMRC’) challenged the VAT status of certain UK branches of HSBC overseas entities. HMRC has also issued notices of assessment covering the period from 1 October 2013 to 31 December 2017 totalling £262m, with interest to be determined. No provision has been recognised in respect of these notices. In Q1 2019, HMRC reaffirmed its assessment that the UK branches are ineligible to be members of the UK VAT group and, consequently, HSBC paid HMRC the sum of £262m and filed appeals. In February 2022, the Upper Tribunal issued a judgement addressing several preliminary legal issues, which was partially in favour of HMRC and partially in favour of HSBC. The case will now return to the First-tier Tax tribunal for full trial and we await confirmation of the trial window. Since January 2018, HSBC’s returns have been prepared on the basis that the UK branches are not in the UK VAT group. In the event that HSBC’s appeals are successful, HSBC will seek a refund of this VAT, of which £174m is estimated to be attributable to HSBC Bank plc.
Contingent liabilities arising from legal proceedings, regulatory and other matters against group companies are disclosed in Note 32.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) provides compensation, up to certain limits, to eligible customers of financial services firms that are unable, or likely to be unable, to pay claims against them. The FSCS may impose a further levy on the group to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse. The ultimate FSCS levy to the industry as a result of collapse cannot be estimated reliably. It is dependent on various uncertain factors including the potential recovery of assets by the FSCS, changes in the level of protected products (including deposits and investments) and the population of FSCS members at the time. In December 2022, the FCA announced that it expects to review various elements of the scheme to ensure consumers are appropriately and proportionately protected, with costs distributed across industry levy payers in a fair and sustainable way, with a view to deliver the majority of changes by the end of the 2023/24 financial year.
Guarantees

	2022		2021
	In favour of third parties	By the group in favour of other HSBC Group entities	In favour of third parties	By the group in favour of other HSBC Group entities
	£m	£m	£m	£m
Financial guarantees[1]	4,158	1,169	10,635	419
Performance and other guarantees	15,475	1,661	14,433	1,400
Total	19,633	2,830	25,068	1,819
1    Financial guarantees contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss incurred because a specified debtor fails to make payment when due, in accordance with the original or modified terms of a debt instrument. The amounts in the above table are nominal principal amounts. ‘Financial guarantees’ to which the impairment requirements in IFRS 9 are applied have been presented separately from other guarantees to align with credit risk disclosures.
The group provides guarantees and similar undertakings on behalf of both third-party customers and other entities within HSBC Group. These guarantees are generally provided in the normal course of the group‘s banking businesses. Guarantees with terms of more than one year are subject to the group’s annual credit review process.